RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 17:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with the related parties:

	December 31,
	2022	2021

Trade receivables, net	$1,563	$420

Short term deferred revenues	$2,969	$-

Long term deferred revenues	$61	$3,717

Accrued expenses and other current liabilities	$876	$-

b.	Transactions with the related parties:

	Year ended December 31,
	2022	2021	2020

Revenues (net revenues)	$4,637	$4,500	$(12,014)

Research and development	$32	$59	$102

During the years ended December 31, 2022, 2021 and 2020 the Company earned $4,637, $4,500 and $(12,014) respectively, in revenues (net revenues) from the sale of services and goods to a related party (see also Note 2i).

As of December 31, 2022 and 2021, the Company recorded receivables of $1,563 and $420, respectively from the same related party mentioned above in connection with the revenues earned, included as trade receivables, net on the accompanying consolidated balance sheets. The receivables are collected in the ordinary course of business.

As of December 31, 2022 and 2021, the Company recorded deferred revenues of $3,030 and $3,717, respectively, from the same related party mentioned above in connection with the revenues earned, included as advances from customers and deferred revenues on the accompanying consolidated balance sheets.